Property, Plant and Equipment (Details) - Schedule of property plant and equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Property, Plant and Equipment (Details) - Schedule of property plant and equipment [Line Items]
Cost, Beginning Balance	$ 43,210,347	$ 9,602,789
Cost, ending balance	57,709,393	43,210,347		9,602,789
Accumulated depreciation, Beginning Balance		3,105,155
Accumulated depreciation, depreciation	10,527,912	2,953,602
Impairment	1,556,000
Accumulated depreciation,disposal	(1,253,992)	(990,517)
Accumulated depreciation, ending balance	15,898,160	5,068,240
Net carrying value, beginning balance		38,142,107
Net carrying value, ending balance	41,811,233			38,142,107
Cost, additions	15,753,038	34,598,075		7,358,280
Cost, Disposal	(1,253,992)	(990,517)
Transfer asset in use
Acquired from RTO
Data miners [Member]
Property, Plant and Equipment (Details) - Schedule of property plant and equipment [Line Items]
Cost, Beginning Balance
Cost, ending balance	1,007,010
Accumulated depreciation, Beginning Balance
Accumulated depreciation, depreciation
Impairment
Accumulated depreciation,disposal
Accumulated depreciation, ending balance
Net carrying value, beginning balance
Net carrying value, ending balance	1,007,010
Cost, additions	1,007,010
Cost, Disposal
Transfer asset in use
Acquired from RTO
Equipment and other [Member]
Property, Plant and Equipment (Details) - Schedule of property plant and equipment [Line Items]
Cost, Beginning Balance	31,658,103	5,802,789
Cost, ending balance	30,404,111	31,658,103		5,802,789
Accumulated depreciation, Beginning Balance		2,538,211
Accumulated depreciation, depreciation	8,815,246	2,272,602
Impairment	1,556,000
Accumulated depreciation,disposal	(1,253,992)	(990,517)
Accumulated depreciation, ending balance	12,937,550	3,820,296
Net carrying value, beginning balance		27,837,807
Net carrying value, ending balance	17,466,561			27,837,807
Cost, additions		26,845,831	[1]	3,558,280
Cost, Disposal	(1,253,992)	(990,517)
Transfer asset in use
Acquired from RTO				2,244,509
Leasehold improvement [Member]
Property, Plant and Equipment (Details) - Schedule of property plant and equipment [Line Items]
Cost, Beginning Balance	3,363,324	2,760,000
Cost, ending balance	10,593,329	3,363,324		2,760,000
Accumulated depreciation, Beginning Balance		479,888
Accumulated depreciation, depreciation	591,329	577,000
Impairment
Accumulated depreciation,disposal
Accumulated depreciation, ending balance	1,648,217	1,056,888
Net carrying value, beginning balance		2,306,436
Net carrying value, ending balance	8,945,112			2,306,436
Cost, additions	7,669,386	603,324		2,760,000
Cost, Disposal
Transfer asset in use	(439,381)
Acquired from RTO
Powerplant in progress [Member]
Property, Plant and Equipment (Details) - Schedule of property plant and equipment [Line Items]
Cost, Beginning Balance	1,040,000	1,040,000
Cost, ending balance	1,079,542	1,040,000		1,040,000
Accumulated depreciation, Beginning Balance		87,056
Accumulated depreciation, depreciation	105,208	104,000
Impairment
Accumulated depreciation,disposal
Accumulated depreciation, ending balance	296,264	191,056
Net carrying value, beginning balance		848,944
Net carrying value, ending balance	783,278			848,944
Cost, additions	39,542			1,040,000
Cost, Disposal
Transfer asset in use
Acquired from RTO
Power plant in progress [Member]
Property, Plant and Equipment (Details) - Schedule of property plant and equipment [Line Items]
Cost, Beginning Balance	7,148,920
Cost, ending balance	10,967,335	7,148,920
Accumulated depreciation, Beginning Balance
Accumulated depreciation, depreciation
Impairment
Accumulated depreciation,disposal
Accumulated depreciation, ending balance
Net carrying value, beginning balance		7,148,920
Net carrying value, ending balance	10,967,335			7,148,920
Cost, additions	7,037,100	7,148,920
Cost, Disposal
Transfer asset in use	(3,218,685)
Acquired from RTO
Powerplant in use [Member]
Property, Plant and Equipment (Details) - Schedule of property plant and equipment [Line Items]
Cost, Beginning Balance
Cost, ending balance	3,658,066
Accumulated depreciation, Beginning Balance
Accumulated depreciation, depreciation	1,016,129
Impairment
Accumulated depreciation,disposal
Accumulated depreciation, ending balance	1,016,129
Net carrying value, beginning balance
Net carrying value, ending balance	2,641,937
Cost, additions
Cost, Disposal
Transfer asset in use	$ 3,658,066
Acquired from RTO

[1]	Included in this total are 10,000 high performance Bitcoin miners sourced from Northern Data AG per a definitive purchase agreement entered into on May 12, 2021.